Note 14 - Warrants (Tables)	12 Months Ended
Nov. 30, 2015
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	Warrants Outstanding and Exercisable

Warrant	Exercise price	Number outstanding	Expiry	Shares issuable upon exercise

Series A Warrants	2.50	2,835,000	February 1, 2016	1,417,500
March 2013 Warrants	2.10	1,724,300	March 22, 2018	431,075
July 2013 Warrants	2.55	870,000	July 31, 2018	217,500
		5,429,300		2,066,075

Schedule Of Warrant Transactions [Table Text Block]
	Series A Warrants	March 2013 Warrants	July 2013 Warrants	Total

Outstanding, December 1, 2014	3,285,000	1,724,300	870,000	5,879,300
Exercised	(450,000)	-	-	(450,000)
Outstanding, November 30, 2015	2,835,000	1,724,300	870,000	5,429,300
	Series A Warrants	Placement Agents Warrants	March 2013 Warrants	July 2013 Warrants	Total

Outstanding, December 1, 2013	3,670,000	96,000	1,724,300	870,000	6,360,300
Exercised	(385,000)	(96,000)	-	-	(481,000)
Outstanding, November 30, 2014	3,285,000	-	1,724,300	870,000	5,879,300